SUBSEQUENT EVENTS (Details Narrative) - USD ($)					12 Months Ended
	Feb. 16, 2022	Jan. 31, 2022	Jan. 26, 2022	Jan. 21, 2022	Dec. 31, 2021	Dec. 31, 2020
Subsequent Event [Line Items]
Repayment of debt					$ 50,000	$ 40,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Debt conversion, converted instrument, shares issued	3,924,443	4,569,059		3,935,417
Debt conversion, converted instrument, amount	$ 250,000	$ 250,000		$ 250,000
Interest Payable	$ 1,164	$ 42,877		$ 2,260
Repayment of debt			$ 40,000